Note 10 - Financial Income and Expenses	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]

Note 10. Financial Income and Expenses

	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Financial income:
Interest income, bank	$249	$254	$151
Interest income, other	50	—	3
Change in fair value of derivative liability	1,091	5,492	—
Change in fair value of warrant liability	—	190	636
Foreign exchange gains	658	564	173
Gain on conversion of EIB loan	2,568	—	—
Total financial income	4,616	6,500	963
Financial expenses:
Interest expenses	—	—	(1)
Interest expenses, lease liabilities	(152)	(161)	(172)
Change in fair value of derivative liability	(2,383)	(1,653)	(110)
Change in fair value of warrant liability	—	(125)	(244)
Interest expenses, loan from lessor	(724)	(801)	(724)
Foreign exchange losses	(738)	(383)	(430)
Total financial expenses	(3,997)	(3,123)	(1,681)
Net financial items	$619	$3,377)	$(718)